PRINCIPAL ACCOUNTING POLICIES - Acquisitions (Details) £ in Millions, shares in Millions		1 Months Ended					3 Months Ended		6 Months Ended
	Dec. 10, 2015 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Oct. 31, 2015 USD ($) Vote shares	Oct. 31, 2015 CNY (¥) Vote shares	Jan. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jan. 31, 2015 CNY (¥)
Purchase price allocation
Goodwill			¥ 45,690,440,903					¥ 45,690,440,903	$ 6,980,562,183			¥ 46,392,118,214
Qunar
Business combination disclosures
Percentage of ownership acquired (as a percent)				45.00%	45.00%
Ownership of share capital held (as a percent)				48.00%	48.00%
Purchase consideration							$ 5,103,252,544	32,541,365,375
Purchase price allocation
Cash and cash equivalents			5,169,733,816					5,169,733,816
Advance to suppliers			1,177,437,522					1,177,437,522
Prepayments and other current assets			3,075,154,225					3,075,154,225
Long-term investments			712,967,197					712,967,197
Fixed assets, net			232,085,350					232,085,350
Other non-current assets			127,412,235					127,412,235
Accounts payable			(1,584,668,322)					(1,584,668,322)
Taxes payable			(1,028,960,573)					(1,028,960,573)
Short term debts			(3,301,856,678)					(3,301,856,678)
Accrued expenses and other current liabilities			(4,526,855,580)					(4,526,855,580)
Non-current liability			(93,019,969)					(93,019,969)
Non-controlling interests			(5,282,358)					(5,282,358)
Net assets			(45,853,135)					(45,853,135)
Deferred tax liabilities			(2,489,866,400)					(2,489,866,400)
Non-controlling interests			(17,850,614,771)					(17,850,614,771)
Goodwill			42,980,923,491					42,980,923,491
Total purchase consideration			32,541,365,375					32,541,365,375
Pro forma results
Pro-forma net revenues											¥ 6,272,985
Pro-forma net loss											¥ (1,670,379)
Net revenue due to consolidation of acquiree										¥ 1,900,000,000
Net loss due to consolidation of acquiree										¥ 1,800,000,000
Qunar | Trademark and domain
Purchase price allocation
Identifiable intangible assets			8,998,429,167					8,998,429,167
Qunar | Technology and supplier network for new products
Purchase price allocation
Identifiable intangible assets			948,347,023					¥ 948,347,023
Weighted average useful life									5 years 2 months 12 days	5 years 2 months 12 days
Qunar | Baidu
Business combination disclosures
Shares issued as consideration (in shares) | shares				11.5	11.5
Fair value of shares issued as consideration				$ 3,400,000,000	¥ 21,700,000,000
Shares issued for the benefit of employees | shares	4.0
Purchase consideration				$ 3,416,184,974	¥ 21,698,582,100
Equity interest acquired (as a percent)				45.00%	45.00%
Qunar | Qunar Employees
Business combination disclosures
Purchase consideration		$ 1,687,067,570	¥ 10,842,783,275
Qunar | Common Class A
Business combination disclosures
Shares outstanding | shares				193.0	193.0
Qunar | Common Class A | Baidu
Business combination disclosures
Number of shares acquired | shares				179.0	179.0
Number of votes per share | Vote				3	3
Qunar | Common Class B
Business combination disclosures
Number of shares exchanged for shares issued to employees | shares	66.0
Qunar | Common Class B | Baidu
Business combination disclosures
Number of shares acquired | shares				11.0	11.0
Number of votes per share | Vote				1	1
Travelfusion
Business combination disclosures
Percentage of ownership acquired (as a percent)						70.00%							70.00%
Purchase price allocation
Net assets													¥ 36,936,493
Deferred tax liabilities													(72,293,783)
Non-controlling interests													(275,995,802)
Goodwill													687,633,024
Total purchase consideration						£ 75.6							720,536,040
Purchase consideration unpaid													¥ 41,000,000
Non-controlling interest percentage (as a percent)						30.00%							30.00%
Travelfusion | Trademark and domain
Purchase price allocation
Identifiable intangible assets													¥ 78,058,071
Travelfusion | Business Relationship
Purchase price allocation
Identifiable intangible assets													261,146,660
Weighted average useful life						10 years
Travelfusion | IT Platform
Purchase price allocation
Identifiable intangible assets													¥ 5,051,377
Weighted average useful life						5 years
Non-US Investment Entities
Business combination disclosures
Fair value of shares issued as consideration									$ 1,900,000,000	¥ 12,600,000,000
Purchase consideration									2,900,000,000	19,000,000,000
Purchase price allocation
Amount of cash and newly issued ordinary shares									$ 1,000,000,000	¥ 6,500,000,000
Noncontrolling equity interest												15,500,000,000
Amount of difference between the book value of non-controlling interests and the cash consideration, recorded as additional paid in capital												¥ 3,700,000,000